Difference Between Income Tax Benefit Derived by Applying U.S. Federal Statutory Income Tax Rate to Loss from Continuing Operations Before Income Tax and Income Tax Benefit Recognized (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Rate Reconciliation [Line Items]
Benefit derived by applying the U.S. Federal statutory income tax rate to loss from continuing operations before income taxes					$ (93,144)	$ (30,075)	$ (24,874)
State tax benefit, net					(5,315)	(2,594)	(1,071)
Change in state effective tax rates						(2,350)	(3,859)
Change in German tax laws							(379)
Gain on subsidiary stock sale							2,609
Unrecognized tax benefits					(344)	706	2,460
Goodwill impairment					39,513
Valuation allowance					2,100	(470)	519
Foreign exchange gain						(37)	1,816
Permanent differences and other, net					4,646	565	1,101
Total income tax benefit	$ 569	$ (14,096)	$ 3,044	$ (36,055)	$ (52,544)	$ (34,255)	$ (21,678)